FLOW-THROUGH SHARE PREMIUM LIABILITY	12 Months Ended
Dec. 31, 2019
Flow-through Share Premium Liability
FLOW-THROUGH SHARE PREMIUM LIABILITY

The following is a continuity schedule of the liability portion of the Company’s flow-through share issuances:

	May 16, 2019	December 18, 2019	Total
Balance, December 31, 2018	$-	$-	$-
Liability incurred on flow-through shares issued May 16, 2019	475	-	475
Settlement of flow-through share premium liability upon incurring eligible expenditures	(430)	-	(430)
Liability incurred on flow-through shares issued December 18, 2019	-	296	296
Balance, December 31, 2019	$45	$296	$341

As at December 31, 2019, the Company had $2,178 (December 31, 2018 - $nil) of flow-through expenditure commitments to fulfill the flow-through requirements. The Company reversed the associated flow-through share premium liability and recognized a deferred income tax recovery of $430 in the Company’s consolidated financial statements for the year ended December 31, 2019.